UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAM Advisors LLC
Address: 650 Warrenville Road
         Suite 408
         Lisle, IL  60532

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Sharp
Title:     Chief Financial Officer
Phone:     630-719-9840

Signature, Place, and Date of Signing:

     /s/  David P. Sharp     Lisle, IL     February 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $553,979 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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	FORM 13F INFORMATION TABLE

						      VALUE  SHARES/	SH/	PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP	  (x $1000) PRN AMT	PRN	CALL  DSCRETN MANAGERS    SOLE   SHARED  NONE
---------------------	--------------	---------  -------- ---------   -----   ---- -------- -------- --------- ------  -----
AMAZON COM INC		COM		023135106       0        1000   SH	PUT  DEFINED	           1000       0     0
AMAZON COM INC		COM		023135106      38        2500   SH	PUT  DEFINED	           2500       0     0
CARNIVAL CORP		DBCV 1.132% 4/2	143658AV4   17365    25000000   PRN          DEFINED	       25000000       0     0
COMCAST HOLDINGS CORP	ZONES CV2% PCS	200300507   34500     1000000   SH	     DEFINED	        1000000       0     0
COSTCO COMPANIES INC	NOTE 8/1	22160QAC6   21281    25000000   PRN          DEFINED	       25000000       0     0
DIAMONDS TR		UNIT SER 1	252787106     225        5000   SH	PUT  DEFINED	           5000       0     0
EL PASO CORP		DBCV 2/2	28336LAC3   23125    50000000   PRN          DEFINED	       50000000       0     0
EL PASO CORP		COM		28336L109      55       11000   SH	PUT  DEFINED	          11000       0     0
FORD MTR CO CAP TR II	PFD TR CV6.5%	345395206  111700     2000000   SH	     DEFINED	        2000000       0     0
GENERAL MTRS CORP	DEB SR CONV B	370442733  107480     4000000   SH	     DEFINED	        4000000       0     0
JETBLUE AWYS CORP	COM		477143101      60        1000   SH	PUT  DEFINED	           1000       0     0
LIBERTY MEDIA CORP	DEB 4.000%11/1	530715AG6    8625    12500000   PRN	     DEFINED	       12500000       0     0
LUCENT TECHNOLOGIES	DBCV 2.75% 6/1	549463AG2   25637    22500000   PRN	     DEFINED	       22500000       0     0
MEDTRONIC INC		DBCV 1.250% 9/1	585055AB2   25625    25000000   PRN	     DEFINED	       25000000       0     0
MERRILL LYNCH & CO INC	COM		590188108     130        2000   SH	CALL DEFINED	           2000       0     0
NEW PLAN EXCEL RLTY TR 	NOTE 3.750% 6/0	648053AB2   31425    30000000   PRN	     DEFINED	       30000000       0     0
OMNICOM GROUP INC	NOTE 2/0	681919AK2   80900    80000000   PRN	     DEFINED	       80000000       0     0
NASDAQ 100 TR		UNIT SER I	631100104      75        5000   SH	     DEFINED	           5000       0     0
ROYAL CARRIBEAN CRUISES	NOTE 2/0	780153AK8   47875   100000000   PRN	     DEFINED	      100000000       0     0
ROYAL CARRIBEAN CRUISES	COM		V7780T103       0        1000   SH	PUT  DEFINED	           1000       0     0
WHOLE FOODS MKT INC	SDCV 3/0	966837AC0   17858    25000000   PRN	     DEFINED	       25000000       0     0
